Loans and financing (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Total	R$ 3,035,501	R$ 3,770,946
Current	(348,353)	(1,267,237)
Non-current	R$ 2,687,148	2,503,709
KFW Finnvera [Member]
IfrsStatementLineItems [Line Items]
Currency	USD
Charges	SOFR + 1.17826% p.a.
Maturity	Dec 2021
Total	R$ 32,820	124,411
Scotland [Member]
IfrsStatementLineItems [Line Items]
Currency	USD
Charges	1.4748% p.a.
Total		485,498
BNP Paribas [Member]
IfrsStatementLineItems [Line Items]
Currency	BRL
Charges	7.0907% p.a.
Total		515,068
Debentures [Member]
IfrsStatementLineItems [Line Items]
Currency	BRL
Charges	IPCA + 4.0432% p.a.
Maturity	June 2028
Total	R$ 1,956,307	1,859,897
BNDES [Member]
IfrsStatementLineItems [Line Items]
Currency	BRL
Charges	IPCA + 4.2283% p.a.
Maturity	Nov 2031
Total	R$ 385,592	392,340
BNB [Member]
IfrsStatementLineItems [Line Items]
Currency	BRL
Charges	IPCA + 1.2228%–1.4945% p.a.
Maturity	Feb 2028
Total	R$ 585,129	206,140
BNDES1 [Member]
IfrsStatementLineItems [Line Items]
Currency	BRL
Charges	TJLP + 1.95% p.a.
Maturity	Aug 2025
Total	R$ 75,653	R$ 187,592